Long-term debt	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Long-term debt	Long-term debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value	June 30,	December 31,
				2022	2021
Senior unsecured revolving credit facilities (a)	—	2022-2024	N/A	$370,031	$368,806
Senior unsecured bank credit facilities (b)	—	2022-2031	N/A	768,107	141,956
Commercial paper	—	2023	N/A	165,000	338,700
U.S. dollar borrowings
Senior unsecured notes (Green Equity Units)	1.18%	2026	$1,150,000	1,141,763	1,140,801
Senior unsecured notes	3.47%	2022-2047	$1,620,000	1,610,497	1,689,792
Senior unsecured utility notes	6.34%	2023-2035	$142,000	154,748	155,571
Senior secured utility bonds	4.71%	2026-2044	$556,216	556,514	558,177
Canadian dollar borrowings
Senior unsecured notes (c)	3.68%	2027-2050	C$1,200,000	928,339	1,099,403
Senior secured project notes	10.21%	2027	C$ 21,596	16,759	18,344
Chilean Unidad de Fomento borrowings
Senior unsecured utility bonds	4.12%	2028-2040	CLF 1,695	72,730	77,963
				$5,784,488	$5,589,513
Subordinated borrowings
Subordinated unsecured notes (d)	5.25%	2082	C$ 400,000	$306,290	$—
Subordinated unsecured notes (d)	5.56%	2078-2082	$1,387,500	1,364,356	621,862
				$1,670,646	$621,862
				$7,455,134	$6,211,375
Less: current portion				(182,497)	(356,397)
				$7,272,637	$5,854,978
Short-term obligations of $824,692 that are expected to be refinanced using the long-term credit facilities are presented as long-term debt.
Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally has certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
Recent financing activities:
(a)Senior unsecured revolving credit facilities
On April 29, 2022, the Regulated Services Group entered into two new senior unsecured syndicated revolving credit facilities: a $1,000,000 senior unsecured revolving credit facility with an initial maturity date of April 29, 2027 (the “Long Term Regulated Services Credit Facility”) and a $500,000 short-term senior unsecured revolving credit facility maturing on March 31, 2023. Subject to the terms and conditions therein, the Long Term Regulated Services Credit Facility may be extended for two additional one-year periods. In conjunction with the new facilities, the Regulated Services Group’s $500,000 senior unsecured syndicated revolving credit facility was cancelled.
7.Long-term debt (continued)
(a)Senior unsecured revolving credit facilities (continued)
On June 24, 2022, the Regulated Services Group entered into a new $25,000 senior unsecured bilateral revolving credit facility in Bermuda that matures on June 24, 2024.
Subsequent to quarter-end on July 22, 2022, the Renewable Energy Group’s senior unsecured syndicated revolving credit facility was amended and restated with a new maturity date of July 22, 2027.
Subsequent to quarter-end on July 22, 2022, the Renewable Energy Group entered into a new $250,000 uncommitted bilateral letter of credit facility.
(b)Senior unsecured bank credit facilities
On December 20, 2021, the Regulated Services Group entered into a $1,100,000 senior unsecured syndicated delayed draw term facility, which matures on December 19, 2022. On January 3, 2022, the purchase price, plus certain adjustments and acquisition costs, for the acquisition of Liberty NY Water (note 3) of approximately $610,400 was funded through a draw on the senior unsecured syndicated delayed draw term facility.
(c)Canadian dollar senior unsecured notes
On February 15, 2022, the Company repaid a C$200,000 senior unsecured note on its maturity. Concurrent with the repayments, the Renewable Energy Group unwound and settled the related cross-currency fixed-for-fixed interest rate swap (note 21(b)(iii)).
On April 30, 2022, the Company repaid a $80,000 senior unsecured note on its maturity.
Subsequent to quarter-end on August 1, 2022, the Company repaid a $115,000 senior unsecured note on its maturity.
(d)Subordinated unsecured notes
On January 18, 2022, the Company closed: (i) an underwritten public offering in the United States (the “U.S. Offering”) of $750,000 aggregate principal amount of 4.75% fixed-to-fixed reset rate junior subordinated notes series 2022-B due January 18, 2082 (the “U.S. Notes”); and (ii) an underwritten public offering in Canada (the “Canadian Offering” and, together with the U.S. Offering, the “Offerings”) of C$400,000 (approximately $320,000) aggregate principal amount of 5.25% fixed-to-fixed reset rate junior subordinated notes series 2022-A due January 18, 2082 (the “Canadian Notes” and, together with the U.S. Notes, the “Notes”). Concurrent with the pricing of the Offerings, the Company entered into a cross currency interest rate swap to convert the Canadian dollar denominated proceeds from the Canadian Offering into U.S. dollars, and a forward starting swap to fix the interest rate for the second five-year term of the U.S. Notes (note 21(b)(ii)), resulting in an anticipated effective interest rate to the Company of approximately 4.95% throughout the first ten-year period of the Notes.